EQUITY (Details 3) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Number of shares, Outstanding at beginning of period	182,161
Number of shares, Granted	175,841
Number of shares, Exercised	(85,541)
Number of shares, RSUs outstanding at end of period	272,461
Weighted average grant date fair value, Outstanding at beginning of period	$ 3.79
Weighted average grant date fair value, Granted	$ 4.93
Weighted average grant date fair value, Exercised	$ 3.74
Weighted average grant date fair value, RSUs outstanding at end of period	$ 4.54